Liability related to right of use of assets - Schedule of detailed information about right-of-use assets and lease liabilities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	$ 90,372,393		$ 101,976,844
As of January 1	90,372,393		101,976,844	$ 118,003,223
Additions and release	48,996,728		4,680,419	7,569,964
Business combinations	4,252,773
Modifications	17,235,004		12,968,719	6,572,362
Depreciation	(28,984,861)		(25,525,305)	(26,759,221)
Disposals	(821,901)
Transfers	(404,843)
Translation adjustment	(8,771,197)		(3,728,284)	(3,409,484)
Balance at December 31	121,874,096	$ 6,278	90,372,393	101,976,844
As of January 1	98,654,225
Interest expense	8,903,397		7,129,251	8,800,153
Payments	(33,823,287)	$ (1,742)	(30,544,750)	(29,623,565)
Balance at December 31	134,148,811		98,654,225
Towers and sites [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	76,557,028		85,218,875	96,102,449
Additions and release	42,958,221		3,145,941	5,745,869
Business combinations	4,247,042
Modifications	11,859,492		10,945,985	8,559,335
Depreciation	(22,858,868)		(19,849,598)	(20,672,460)
Disposals	(696,904)
Transfers	(165,779)
Translation adjustment	(5,680,583)		(2,904,175)	(4,516,318)
Balance at December 31	106,219,649		76,557,028	85,218,875
Property [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	9,936,705		12,205,435	17,439,370
Additions and release	574,801		482,456	309,576
Business combinations	318
Modifications	3,584,607		1,024,573	(3,035,831)
Depreciation	(3,369,095)		(3,086,201)	(3,235,914)
Disposals	(88,303)
Transfers	(126,763)
Translation adjustment	(1,289,832)		(689,558)	728,234
Balance at December 31	9,222,438		9,936,705	12,205,435
Office equipment [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	3,878,660		4,552,534	4,461,404
Additions and release	5,463,706		1,052,022	1,514,519
Business combinations	5,413
Modifications	1,790,905		998,161	1,048,858
Depreciation	(2,756,898)		(2,589,506)	(2,850,847)
Disposals	(36,694)
Transfers	(112,301)
Translation adjustment	(1,800,782)		(134,551)	378,600
Balance at December 31	6,432,009		3,878,660	4,552,534
Liability related to right-of-use of assets [member]
Disclosure Right of use Assets and Lease liabilities [Line Items]
As of January 1	98,654,225		109,327,241	120,596,733
Additions and release	44,134,101		3,060,042	4,833,959
Business Combinations	9,129,255
Modifications	19,038,741		12,535,394	7,769,326
Interest expense	8,903,397		7,129,251	8,800,153
Payments	(33,823,287)		(30,544,750)	(29,623,565)
Disposals	(1,044,480)
Transfers	(438,571)
Translation adjustment	(10,404,570)		(2,852,953)	(3,049,365)
Balance at December 31	$ 134,148,811		$ 98,654,225	$ 109,327,241